Disclosure of detailed information about commitments (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Commitments Disclosure Of Detailed Information About Commitments 1	$ 1,000
Commitments Disclosure Of Detailed Information About Commitments 2	0
Commitments Disclosure Of Detailed Information About Commitments 3	6,500
Commitments Disclosure Of Detailed Information About Commitments 4	7,500
Commitments Disclosure Of Detailed Information About Commitments 5	50
Commitments Disclosure Of Detailed Information About Commitments 6	0
Commitments Disclosure Of Detailed Information About Commitments 7	0
Commitments Disclosure Of Detailed Information About Commitments 8	50
Commitments Disclosure Of Detailed Information About Commitments 9	88
Commitments Disclosure Of Detailed Information About Commitments 10	92
Commitments Disclosure Of Detailed Information About Commitments 11	0
Commitments Disclosure Of Detailed Information About Commitments 12	180
Commitments Disclosure Of Detailed Information About Commitments 13	6,752
Commitments Disclosure Of Detailed Information About Commitments 14	0
Commitments Disclosure Of Detailed Information About Commitments 15	0
Commitments Disclosure Of Detailed Information About Commitments 16	6,752
Commitments Disclosure Of Detailed Information About Commitments 17	7,890
Commitments Disclosure Of Detailed Information About Commitments 18	92
Commitments Disclosure Of Detailed Information About Commitments 19	6,500
Commitments Disclosure Of Detailed Information About Commitments 20	$ 14,482